UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Carl G. Gee
Professionally Managed Portfolios
c/o U.S. Bank Global Fund Services
777 E. Wisconsin Avenue
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6873
Registrant's telephone number, including area code

Date of fiscal year end: July 31

Date of reporting period:  July 31, 2021

Item 1. Report to Stockholders.

Retail Class  (AKREX)
Institutional Class  (AKRIX)
Supra Institutional Class  (AKRSX)

ANNUAL REPORT
July 31, 2021

Important Notice:
As of January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Akre Focus Fund’s (the "Fund") shareholder reports are no longer sent by mail, unless you have specifically requested paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports are made available on the Fund’s website (www.akrefund.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically through your financial intermediary, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling the Fund at (877) 862-9556.

You may elect to receive all future reports in paper form free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you may inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling (877) 862-9556.

Akre Focus Fund

Table of Contents

Shareholder Letter	2
Sector Allocation	5
Performance Charts and Analysis	6
Schedule of Investments	9
Statement of Assets and Liabilities	12
Statement of Operations	13
Statements of Changes in Net Assets	14
Financial Highlights	16
Notes to Financial Statements	19
Report of Independent Registered Public Accounting Firm	30
Expense Examples	31
Statement Regarding Liquidity Risk Management Program	33
Trustees and Executive Officers	34
Additional Information	40
Privacy Notice	42

Akre Focus Fund

Annual Letter to Shareholders	September 2021

Dear Fellow Shareholders:

Uncertainty regarding the macro-economic future is the investor’s natural and constant state.  It is only his or her acknowledgment of that reality that waxes and wanes.  We remain as uncertain and agnostic about the macro-economic future as ever, including the sustainability and pace of economic reopening, inflation, taxes, and the Federal Reserve.  Our focus and judgements are reserved for the businesses we own or wish to own, specifically the nature and durability of their competitive advantages, the prospective rate at which they can reasonably compound economic value per share, and the valuations at which we would commit our shared capital.  It is by these "micro" stars that we chart our course as investors, adjusting to, but not much contemplating, the macro currents that swirl about.  Our investment process acknowledges broad uncertainty but engenders business-specific conviction.  Our conviction today is very high as to the quality of the Fund’s portfolio companies and their long-term growth prospects but also speaks clearly in regards to valuations: few are tempting.  While high valuation alone is rarely sufficient reason to sell an exceptional business, it is all the reason we need not to buy one.  Patience is the watchword of the day.

The table below shows the returns for the Fund over various periods and since inception ended July 31, 2021.  As always, the relevance of this performance data is proportional to the time period considered.

Akre Focus Fund Total Annualized Returns as of July 31, 2021
					Since Inception
	1 Year	3 Year	5 Year	10 Year	(8/31/09)
Akre Focus Fund –
Retail Class (AKREX)	26.81	22.46	21.77	19.15	17.92
Akre Focus Fund –
Institutional Class
(AKRIX)	27.14	22.78	22.10	19.47	18.23
S&P 500® Index	36.45	18.16	17.35	15.35	15.35

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fund performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling (877)862-9556. The Fund imposes a 1.00% redemption fee on shares held less than 30 days. Performance data does not reflect the redemption fee, and if reflected, total returns would be reduced. Per the Prospectus, the Fund’s annual operating expense ratio (gross) for the Retail Class and Institutional Class shares is 1.31% and 1.05%, respectively. See the Financial Highlights in this report for the most current expense ratios.

Akre Focus Fund

Our top five contributors to performance over the past year have been Moody’s, KKR & Co., Mastercard, Visa, and Brookfield Asset Management.  KKR was our best performing name during the 12-month period ended July 31, 2021, and by virtue of that became the Fund’s sixth largest position.  KKR was joined in the top five contributors by fellow alternative investment manager, Brookfield Asset Management.  We believe both companies benefit from strong secular trends, global scale, and a compounding mentality distinct among peers.

The only detractor from performance over the past year was Markel which, coincidentally, the Fund exited this past February.

Our top ten holdings as of July 31, 2021, comprised approximately 69% of the Fund’s assets and were:

Top Ten Holdings as of July 31, 2021	Percentage of Net Assets

Moody’s Corp.	11.1%
Mastercard, Inc. – Class A	10.9%
American Tower Corp.	9.8%
Visa, Inc. – Class A	7.3%
Constellation Software, Inc.	5.7%
KKR & Co., Inc.	5.2%
Adobe, Inc.	5.1%
CarMax, Inc.	5.1%
CoStar Group, Inc.	4.7%
Roper Technologies, Inc.	4.4%

We thank you for your support of the Akre Focus Fund and hope you will join us for our next semi-annual investor call on October 27, 2021.

Sincerely,
John & Chris
Akre Capital Management, LLC

Akre Focus Fund

In our continuing desire to communicate with our fellow shareholders, we invite you to a conference call scheduled for October 27, 2021, at 4:00 PM Eastern Time.

On the call, we will discuss our outlook, provide some more detail about our investments, and answer questions you may have.  Please submit any questions in advance by email to questions@akrecapital.com by October 22, 2021.

Akre Focus Fund Conference Call Information

Date:	October 27, 2021
Time:	4:00 PM Eastern Time
Domestic Dial In:	(866) 483-5508

No Conference ID is required for this call.
Please follow the voice prompt.

Opinions expressed are those of the advisor, Akre Capital Management, LLC, and are subject to change, are not guaranteed, and should not be considered recommendations to buy or sell any security.

Mutual fund investing involves risk. Principal loss is possible. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than a diversified fund. The Fund invests in small- and medium-capitalization companies, which involve additional risks such as limited liquidity and greater volatility than larger capitalization companies.

Must be preceded or accompanied by a current prospectus.

The S&P 500® Index is an index of 500 large-capitalization companies selected by Standard & Poor’s Financial Services LLC.  One cannot invest directly in an index.

Fund holdings are subject to change and are not recommendations to buy or sell any security.

The Akre Focus Fund is distributed by Quasar Distributors, LLC.

Akre Focus Fund

SECTOR ALLOCATION at July 31, 2021 (Unaudited)

Sector	Percent of Net Assets

Information Technology	38.2%
Financials	20.8
Real Estate	13.5
Industrials	11.7
Consumer Discretionary	11.3
Health Care	2.8
Cash & Equivalents[1]	1.7
Total	100.0%

[1]	Includes cash and other assets in excess of liabilities.

The Global Industry Classification Standard (GICS®) sector and industry classifications were developed by and/or are the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s administrator, U.S. Bancorp Fund Services, LLC.

Akre Focus Fund

Retail Class
Value of $10,000 vs. S&P 500® Index
(Unaudited)

Average Annualized Returns
for the Periods	One	Three	Five	Ten
Ended July 31, 2021	Year	Year	Year	Year	Value
Akre Focus Fund –
Retail Class	26.81%	22.46%	21.77%	19.15%	$57,688
S&P 500® Index	36.45	18.16	17.35	15.35	41,689

This chart illustrates the performance of a hypothetical $10,000 investment made on July 31, 2011, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced.  The chart assumes reinvestment of capital gains, dividends, and return of capital, if applicable, for the Fund and dividends for the index.

Akre Focus Fund

Institutional Class
Value of $250,000 vs. S&P 500® Index
(Unaudited)

Average Annualized Returns
for the Periods	One	Three	Five	Ten
Ended July 31, 2021	Year	Year	Year	Year	Value
Akre Focus Fund –
Institutional Class	27.14%	22.78%	22.10%	19.47%	$1,481,476
S&P 500® Index	36.45	18.16	17.35	15.35	1,042,222

This chart illustrates the performance of a hypothetical $250,000 investment made on July 31, 2011, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced.  The chart assumes reinvestment of capital gains, dividends, and return of capital, if applicable, for the Fund and dividends for the index.

Akre Focus Fund

Supra Institutional Class
Value of $300,000,000 vs. S&P 500® Index
(Unaudited)

Average Annualized Returns				Since
for the Periods	One	Three	Five	Inception
Ended July 31, 2021	Year	Year	Year	(8/31/2015)	Value
Akre Focus Fund – Supra
Institutional Class	27.27%	22.89%	22.21%	20.16%	$889,648,328
S&P 500® Index	36.45	18.16	17.35	16.75	750,329,974

This chart illustrates the performance of a hypothetical $300,000,000 investment made on August 31, 2015 (commencement of class), and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The chart assumes reinvestment of capital gains, dividends, and return of capital, if applicable, for the Fund and dividends for the index.

Akre Focus Fund

SCHEDULE OF INVESTMENTS at July 31, 2021

Shares		Value
COMMON STOCKS: 97.8%

Capital Markets: 20.3%
13,000,000	Brookfield Asset
	Management,
	Inc. –
	Class A	$701,870,000
14,526,670	KKR &
	Co., Inc.	926,220,479
5,222,244	Moody’s Corp.	1,963,563,744
		3,591,654,223
Equity Real Estate
Investment Trusts: 13.5%
6,149,293	American
	Tower Corp.	1,739,020,060
1,930,190	SBA
	Communications
	Corp.	658,175,488
		2,397,195,548
Health Care Equipment
& Supplies: 2.8%
1,655,300	Danaher Corp.	492,435,197

Industrial Conglomerates: 4.4%
1,600,600	Roper
	Technologies,
	Inc.	786,438,804

Insurance: 0.0% [2]
89,655	Brookfield Asset
	Management
	Reinsurance
	Partners Ltd. –
	Class A [1]	4,859,301

IT Services: 19.0%
50,000	Adyen NV [1]	135,796,391
5,025,200	Mastercard,
	Inc. – Class A	1,939,425,688
5,222,600	Visa, Inc. –
	Class A	1,286,796,414
		3,362,018,493
Multiline Retail: 1.8%
3,180,000	Dollar Tree,
	Inc. [1]	317,332,200

Professional Services: 7.3%
9,400,530	CoStar Group,
	Inc. [1]	835,237,091
2,400,000	Verisk
	Analytics, Inc.	455,856,000
		1,291,093,091
Software: 19.2%
1,462,450	Adobe, Inc. [1]	909,102,793
1,725,888	Alarm.com
	Holdings,
	Inc. 1	143,628,399
609,764	ANSYS, Inc. [1]	224,673,643
628,500	Constellation
	Software, Inc.	1,006,743,552
2,800,000	salesforce.com,
	Inc. [1]	677,404,000
5,882,657	Topicus.com,
	Inc. [1]	443,226,802
		3,404,779,189
Specialty Retail: 9.5%
6,712,000	CarMax, Inc. [1]	899,072,400
1,289,200	O’Reilly
	Automotive,
	Inc. [1]	778,470,528
		1,677,542,928
TOTAL COMMON STOCKS
(Cost $6,253,685,024)		17,325,348,974

The accompanying notes are an integral part of these financial statements.

Akre Focus Fund

SCHEDULE OF INVESTMENTS at July 31, 2021 (Continued)

Shares		Value
CONVERTIBLE PREFERRED STOCKS: 0.5%

Capital Markets: 0.5%
1,100,000	KKR & Co.,
	Inc.,
	6.000%	$91,344,000

TOTAL CONVERTIBLE
PREFERRED STOCKS
(Cost $55,000,000)		91,344,000

TOTAL INVESTMENTS
IN SECURITIES: 98.3%
(Cost $6,308,685,024)		17,416,692,974
Other Assets in Excess
of Liabilities: 1.7%		302,871,118
TOTAL NET ASSETS: 100.0%		$17,719,564,092

[1]	Non-income producing security.
[2]	Does not round to 0.1% or (0.1)%, as applicable.

The accompanying notes are an integral part of these financial statements.

Akre Focus Fund

(This Page Intentionally Left Blank.)

Akre Focus Fund

STATEMENT OF ASSETS AND LIABILITIES at July 31, 2021

ASSETS
Investments in unaffiliated securities, at value
(Cost $6,308,685,024)	$17,416,692,974
Cash	317,219,735
Receivables:
Fund shares sold	17,649,860
Dividends and interest	2,211,088
Securities lending income, net	224
Prepaid expenses	221,709
Total assets	17,753,995,590

LIABILITIES
Payables:
Fund shares redeemed	15,675,368
Investment advisory fees	13,268,983
Shareholder servicing fees	2,195,159
Distribution fees – Retail Class	1,216,894
Fund administration fees	889,316
Transfer agent fees	555,322
Fund accounting fees	303,336
Custody fees	72,862
Audit fees	25,100
Trustee fees	23,505
Chief Compliance Officer fees	3,750
Other accrued expenses	201,903
Total liabilities	34,431,498
NET ASSETS	$17,719,564,092

COMPONENTS OF NET ASSETS
Paid-in capital	$5,977,366,638
Total distributable (accumulated) earnings (losses)	11,742,197,454
Total net assets	$17,719,564,092

Net Asset Value (unlimited shares authorized):
Retail Class:
Net assets	$6,236,285,461
Shares of beneficial interest issued and outstanding	97,243,136
Net asset value, offering price, and redemption price per share[1]	$64.13

Institutional Class:
Net assets	$10,107,358,567
Shares of beneficial interest issued and outstanding	153,020,756
Net asset value, offering price, and redemption price per share[1]	$66.05

Supra Institutional Class:
Net assets	$1,375,920,064
Shares of beneficial interest issued and outstanding	20,716,093
Net asset value, offering price, and redemption price per share[1]	$66.42

[1]	Redemption price is equal to net asset value less redemption fees, if applicable (Note 2).

The accompanying notes are an integral part of these financial statements.

Akre Focus Fund

STATEMENT OF OPERATIONS For the Year Ended July 31, 2021

INVESTMENT INCOME
Dividends from unaffiliated securities
(net of $2,040,236 foreign withholding tax)	$151,961,867
Income from securities lending, net	6,966
Total investment income	151,968,833

EXPENSES
Investment advisory fees	139,369,202
Distribution fees – Retail Class	14,828,719
Shareholder servicing fees – Retail Class	6,720,588
Shareholder servicing fees – Institutional Class	5,575,598
Fund administration fees	3,505,127
Transfer agent fees – Institutional Class	1,331,575
Transfer agent fees – Retail Class	948,781
Transfer agent fees – Supra Institutional Class	90,687
Fund accounting fees	1,279,480
Custody fees	464,789
Reports to shareholders	407,178
Miscellaneous expenses	391,596
Registration expense	382,606
Trustees fees	287,813
Insurance expenses	38,226
Audit fees	25,100
Chief Compliance Officer fees	14,167
Legal fees	11,737
Total expenses	175,672,969
Net investment income (loss)	(23,704,136)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	709,609,294
Change in net unrealized appreciation/depreciation on investments	3,115,438,703
Net realized and unrealized gain (loss) on investments	3,825,047,997
Net increase (decrease) in net assets resulting from operations	$3,801,343,861

The accompanying notes are an integral part of these financial statements.

Akre Focus Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	July 31, 2021	July 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$(23,704,136)	$(50,592,023)
Net realized gain (loss) on unaffiliated investments	709,609,294	174,675,398
Change in unrealized appreciation/depreciation
on unaffiliated investments	3,115,438,703	2,172,702,324
Net increase (decrease) in net assets
resulting from operations	3,801,343,861	2,296,785,699

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders – Retail Class	—	(167,778,005)
Net distributions to shareholders – Institutional Class	—	(161,675,454)
Net distributions to shareholders –
Supra Institutional Class	—	(25,194,597)
Total distributions to shareholders	—	(354,648,056)

CAPITAL SHARE TRANSACTIONS
Increase (decrease) in net assets derived from net
change in outstanding shares – Retail Class[1]	(1,287,602,114)	(214,736,625)
Increase (decrease) in net assets derived from net
change in outstanding shares – Institutional Class[1]	372,502,695	1,615,808,009
Increase (decrease) in net assets derived
from net change in outstanding shares –
Supra Institutional Class[1]	43,496,933	46,206,067
Total increase (decrease) in net assets
from capital share transactions	(871,602,486)	1,447,277,451
Total increase (decrease) in net assets	2,929,741,375	3,389,415,094

NET ASSETS
Beginning of year	14,789,822,717	11,400,407,623
End of year	$17,719,564,092	$14,789,822,717

The accompanying notes are an integral part of these financial statements.

Akre Focus Fund

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

[1]	Summary of share transactions is as follows:

	Year Ended		Year Ended
	July 31, 2021		July 31, 2020
Retail Class	Shares	Value	Shares	Value
Shares sold	14,568,056	$784,707,055	37,460,709	$1,670,106,947
Shares issued in
reinvestment
of distributions	—	—	3,598,188	158,392,240
Shares redeemed[2]	(38,633,628)	(2,072,309,169)	(46,146,294)	(2,043,235,812)
Net increase (decrease)	(24,065,572)	$(1,287,602,114)	(5,087,397)	$(214,736,625)

[2]	Net of redemption fees of $95,645 and $438,760, respectively.

	Year Ended		Year Ended
	July 31, 2021		July 31, 2020
Institutional Class	Shares	Value	Shares	Value
Shares sold	45,458,236	$2,523,345,670	65,543,112	$2,974,666,123
Shares issued in
reinvestment
of distributions	—	—	3,089,777	139,503,431
Shares redeemed[3]	(39,046,250)	(2,150,842,975)	(33,007,490)	(1,498,361,545)
Net increase (decrease)	6,411,986	$372,502,695	35,625,399	$1,615,808,009

[3]	Net of redemption fees of $134,138 and $192,891, respectively.

	Year Ended		Year Ended
	July 31, 2021		July 31, 2020
Supra Institutional Class	Shares	Value	Shares	Value
Shares sold	2,423,705	$136,354,307	2,840,575	$130,568,785
Shares issued in
reinvestment
of distributions	—	—	13	577
Shares redeemed[4]	(1,621,398)	(92,857,374)	(1,785,288)	(84,363,295)
Net increase (decrease)	802,307	$43,496,933	1,055,300	$46,206,067

[4]	Net of redemption fees of $18,340 and $12,104, respectively.

The accompanying notes are an integral part of these financial statements.

Akre Focus Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year

RETAIL CLASS

	Year Ended July 31,
	2021	2020	2019	2018	2017
Net asset value,
beginning of year	$50.57	$43.95	$36.17	$28.87	$25.01

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)[1]	(0.17)	(0.25)	(0.16)	(0.16)	(0.14)
Net realized and unrealized
gain (loss) on investments	13.73	8.20	8.13	7.66	4.05
Total from investment operations	13.56	7.95	7.97	7.50	3.91

LESS DISTRIBUTIONS
From net realized gain	—	(1.33)	(0.19)	(0.20)	(0.05)
Total distributions	—	(1.33)	(0.19)	(0.20)	(0.05)
Proceeds from redemption fees	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net asset value, end of year	$64.13	$50.57	$43.95	$36.17	$28.87
Total return	26.81%	18.54%	22.17%	26.06%	15.64%

SUPPLEMENTAL DATA
Net assets,
end of year (millions)	$6,236.3	$6,134.6	$5,555.0	$4,198.6	$3,663.9
Portfolio turnover rate	10%	4%	3%	4%	10%

RATIOS
Ratio of expenses to
average net assets	1.30%	1.31%	1.32%	1.32%	1.33%
Ratio of net investment income
(loss) to average net assets	(0.32)%	(0.55)%	(0.41)%	(0.48)%	(0.56)%

[1]	Calculated using the average shares outstanding method.
[2]	Does not round to $0.01 or $(0.01), as applicable.

The accompanying notes are an integral part of these financial statements.

Akre Focus Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year

INSTITUTIONAL CLASS

	Year Ended July 31,
	2021	2020	2019	2018	2017
Net asset value,
beginning of year	$51.95	$45.00	$36.93	$29.39	$25.39

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)[1]	(0.03)	(0.14)	(0.06)	(0.07)	(0.07)
Net realized and unrealized
gain (loss) on investments	14.13	8.42	8.32	7.81	4.12
Total from investment operations	14.10	8.28	8.26	7.74	4.05

LESS DISTRIBUTIONS
From net realized gain	—	(1.33)	(0.19)	(0.20)	(0.05)
Total distributions	—	(1.33)	(0.19)	(0.20)	(0.05)
Proceeds from redemption fees	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net asset value, end of year	$66.05	$51.95	$45.00	$36.93	$29.39
Total return	27.14%	18.85%	22.50%	26.41%	15.96%

SUPPLEMENTAL DATA
Net assets,
end of year (millions)	$10,107.4	$7,616.0	$4,993.9	$3,108.7	$2,087.9
Portfolio turnover rate	10%	4%	3%	4%	10%

RATIOS
Ratio of expenses to
average net assets	1.04%	1.05%	1.05%	1.05%	1.05%
Ratio of net investment income
(loss) to average net assets	(0.06)%	(0.30)%	(0.15)%	(0.20)%	(0.28)%

[1]	Calculated using the average shares outstanding method.
[2]	Does not round to $0.01 or $(0.01), as applicable.

The accompanying notes are an integral part of these financial statements.

Akre Focus Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year

SUPRA INSTITUTIONAL CLASS

	Year Ended July 31,
	2021	2020	2019	2018	2017
Net asset value,
beginning of year	$52.19	$45.16	$37.03	$29.44	$25.41

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)[1]	0.02	(0.09)	(0.02)	(0.04)	(0.05)
Net realized and unrealized
gain (loss) on investments	14.21	8.45	8.34	7.83	4.13
Total from investment operations	14.23	8.36	8.32	7.79	4.08

LESS DISTRIBUTIONS
From net realized gain	—	(1.33)	(0.19)	(0.20)	(0.05)
Total distributions	—	(1.33)	(0.19)	(0.20)	(0.05)
Proceeds from redemption fees	0.00 [2]	0.00 [2]	—	—	—
Net asset value, end of year	$66.42	$52.19	$45.16	$37.03	$29.44
Total return	27.27%	18.96%	22.60%	26.54%	16.07%

SUPPLEMENTAL DATA
Net assets,
end of year (millions)	$1,375.9	$1,039.2	$851.6	$626.4	$457.2
Portfolio turnover rate	10%	4%	3%	4%	10%

RATIOS
Expenses to average net assets	0.95%	0.95%	0.95%	0.95%	0.96%
Net investment income (loss)
to average net assets	0.03%	(0.19)%	(0.05)%	(0.11)%	(0.18)%

[1]	Calculated using the average shares outstanding method.
[2]	Does not round to $0.01 or $(0.01), as applicable.

The accompanying notes are an integral part of these financial statements.

Akre Focus Fund

NOTES TO FINANCIAL STATEMENTS July 31, 2021

NOTE 1 – ORGANIZATION

The Fund is a non-diversified series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services—Investment Companies." The Fund commenced operations on August 31, 2009.

The Fund offers Retail, Institutional, and Supra Institutional Class shares. The Retail and Institutional Classes commenced operations on August 31, 2009, and the Supra Institutional Class commenced operations on August 31, 2015. Each class of shares has equal rights as to earnings and assets except that Retail Class shares bear distribution expenses and each class of shares bears its own shareholder servicing and transfer agent fees. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The investment objective of the Fund is to seek to achieve long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP").

A.
Security Valuation. All equity securities, which may include Real Estate Investment Trusts ("REITs"), Business Development Companies ("BDCs"), and Master Limited Partnerships ("MLPs"), that are traded on U.S. or foreign national securities exchanges are valued either at the last reported sale price on the exchange on which the security is principally traded or the exchange’s official closing price, if applicable. If, on a particular day, an exchange-traded security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities, which may include REITs, BDCs, and MLPs, that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Akre Focus Fund

NOTES TO FINANCIAL STATEMENTS July 31, 2021 (Continued)

Debt securities are valued by using the evaluated mean price supplied by an approved independent pricing service. The independent pricing service may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Valuation Committee. When a security is "fair valued," consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board of Trustees (the "Board"). Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability; and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in

Akre Focus Fund

NOTES TO FINANCIAL STATEMENTS July 31, 2021 (Continued)

the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurements fall in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2021. See the Schedule of Investments for an industry breakout.

	Level 1	Level 2	Level 3	Total
Common Stocks	$17,325,348,974	$—	$—	$17,325,348,974
Convertible
Preferred Stocks	91,344,000	—	—	91,344,000
Total Investments
in Securities	$17,416,692,974	$—	$—	$17,416,692,974

B.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net unrealized and realized gain or loss from investments.

The Fund does not isolate net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Such fluctuations are included with the net realized gain or loss from investments. Net unrealized foreign exchange gains and losses arise from changes in the

Akre Focus Fund

NOTES TO FINANCIAL STATEMENTS July 31, 2021 (Continued)

fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.
Federal Income Taxes. The Fund has elected to be taxed as a "regulated investment company" and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, and within the taxable year, are deemed to arise on the first business day of the Fund’s next taxable year.  As of the year ended July 31, 2021, the Fund did not defer, on a tax basis, any late year or post-October losses, and did not have any capital loss carry-forwards.

As of July 31, 2021, the Fund did not have any tax positions that did not meet the "more likely than not" threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies its major tax jurisdictions as U.S. Federal and the Commonwealth of Massachusetts. As of July 31, 2021, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

D.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, qualified business income, capital gains, and may include return of capital. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends and interest have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

Akre Focus Fund

NOTES TO FINANCIAL STATEMENTS July 31, 2021 (Continued)

E.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

G.
Share Valuation. The net asset value ("NAV") per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent.  The Fund’s shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s NAV per share.  The Fund charges a 1.00% redemption fee on shares held less than 30 days. This fee is deducted from the redemption proceeds otherwise payable to the shareholder.  The Fund retains the fee charged as paid-in capital and such fees become part of the Fund’s daily NAV calculation.

H.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I.
Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board approved liquidity risk management program (the "program") that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

J.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications

Akre Focus Fund

NOTES TO FINANCIAL STATEMENTS July 31, 2021 (Continued)

have no effect on net assets or net asset value per share. For the year ended July 31, 2021, the following adjustments were made[1]:

Distributable (Accumulated)
Earnings (Losses)	Paid-In Capital
$28,574,572	$(28,574,572)

[1]	These differences were primarily due to net operating loss, foreign currency adjustments, and equalization.

K.
Recent Regulatory Pronouncements. In October 2020, the Securities and Exchange Commission (the "SEC") adopted new regulations governing the use of derivatives by registered investment companies ("Rule 18f-4"). The Fund will be required to comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The Fund is currently evaluating the impact, if any, of this provision.

In October 2020, the SEC adopted new Rule 12d1-4 under the 1940 Act and other regulatory changes which are expected to be effective on or about January 19, 2022. Those changes are intended to streamline and enhance the regulatory framework for investments by one fund into another fund or "fund-of-funds arrangements". These regulatory changes may limit the Fund’s ability to pursue its principal investment strategies by investing in other investment companies or pooled investment vehicles or to invest in those investment companies or pooled investment vehicles it believes are most desirable. The Fund is currently assessing the potential impact of the new rule on the Fund’s financial statements.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices ("Rule 2a-5").  Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act.  Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions.  Rule 2a-5 also defines when market quotations are "readily available" for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security.  In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the

Akre Focus Fund

NOTES TO FINANCIAL STATEMENTS July 31, 2021 (Continued)

accounting and auditing of fund investments. The Fund will be required to comply with the rules by September 8, 2022. The Fund is currently evaluating the impact, if any, of applying this provision.

L.
Subsequent Events.  In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. At a Board meeting held on August 17, 2021, the Board accepted the resignation of Elaine E. Richards as President and Principal Executive Officer of the Trust effective August 31, 2021. At that Board meeting, the Board appointed Jason Hadler to serve as President and Principal Executive Officer of the Trust effective September 1, 2021.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Akre Capital Management, LLC (the "Advisor") provides the Fund with investment management services under an Investment Advisory Agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Advisor furnishes all investment advice, office space, and certain administrative services, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.90% of the average daily net assets of the Fund. The investment advisory fees incurred by the Fund for the year ended July 31, 2021, are disclosed in the Statement of Operations. The investment advisory fees incurred are paid monthly to the Advisor, net of any monthly waiver or reimbursement discussed below.

The Advisor has contractually agreed to reduce fees and/or pay Fund expenses in order to limit the annual ratio of expenses for shares of the Fund to 1.14% of the Fund’s average daily net assets (the "Expense Cap"), excluding distribution expenses, shareholder servicing fees, and any other class-specific expenses. The current Expense Cap for the Fund is in place indefinitely, and may be terminated at any time, and without payment of any penalty, by the Board, on behalf of the Fund, upon 60 days’ written notice to the Advisor. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three years. The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursements of fees and/or expenses. Any such reimbursement is subject to the Board’s review and approval. This reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Cap in place at the time of waiver or at the time of reimbursement. The Fund operated below the current Expense Cap and accordingly, the Advisor did not waive any fees or reimburse expenses for the year ended July 31, 2021.  Any amount due from the Advisor is paid monthly to the Fund, if applicable.

Akre Focus Fund

NOTES TO FINANCIAL STATEMENTS July 31, 2021 (Continued)

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services ("Fund Services"), serves as the Fund’s administrator, fund accountant, and transfer agent. In those capacities, Fund Services maintains the Fund’s books and records, calculates the Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of the Fund’s expenses, reviews expense accruals, and prepares materials supplied to the Board. The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services. Fees paid by the Fund to Fund Services for these services for the year ended July 31, 2021, are disclosed in the Statement of Operations.

Quasar Distributors, LLC (the "Distributor") acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. U.S. Bank N.A. serves as custodian to the Fund.  U.S. Bank N.A. is an affiliate of Fund Services.

On July 7, 2021, Foreside Financial Group, LLC ("Foreside"), the parent company of the Distributor, announced that it had entered into a definitive purchase and sale agreement with Genstar Capital ("Genstar") such that Genstar would acquire a majority stake in Foreside. The transaction is expected to close at the end of the third quarter of 2021. Quasar Distributors, LLC will remain the Fund’s distributor at the close of the transaction, subject to Board approval.

The Fund has adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act on behalf of the Retail Class shares and a Shareholder Servicing Plan on behalf of the Retail, Institutional, and Supra Institutional Class shares. The Distribution Plan provides that the Fund may pay an annual fee to the Distributor of up to 0.25% of the average daily net assets of Retail Class shares. These fees may be used by the Distributor to provide compensation for sales support, distribution activities, or shareholder servicing activities. No distribution fees are paid by Institutional Class or Supra Institutional Class shares. Under the Shareholder Servicing Plan, the Retail, Institutional, and Supra Institutional Classes are authorized to pay an annual shareholder servicing fee of up to 0.10%, 0.10%, and 0.03% of each class’s average daily net assets, respectively. This fee is used to finance certain activities related to servicing and maintaining shareholder accounts.  For the year ended July 31, 2021, the distribution fees and shareholder servicing fees incurred by the Fund are disclosed in the Statement of Operations.

NOTE 4 – SECURITIES LENDING

The Fund may lend up to 33 1/3% of its total asset value to brokers, dealers, and financial institutions (but not individuals) under terms of participation in a securities lending program administered by U.S. Bank N.A.  The securities lending agreement requires that loans are collateralized at all

Akre Focus Fund

NOTES TO FINANCIAL STATEMENTS July 31, 2021 (Continued)

times in an amount equal to at least 100% of the market value of any loaned securities at the time of the loan, plus accrued interest.

The Fund receives compensation in the form of fees and earns interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing year. The Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

The Fund’s loaned securities are collateralized by cash equivalents. The cash collateral is invested by U.S. Bank N.A. in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the securities lending agent.

As of July 31, 2021, the Fund did not have any securities on loan.

Due to the absence of a master netting agreement related to the Fund’s participation in securities lending and repurchase agreements, no additional offsetting disclosures have been made on behalf of the Fund for the total borrowings listed above.

The Fund receives cash as collateral in return for securities lent as part of the securities lending program. The collateral is invested in the First American Government Obligations Fund – Class X (a money market fund subject to Rule 2a-7 under the 1940 Act). The remaining contractual maturity of all the securities lending transactions is overnight and continuous.

The interest income earned by the Fund on investments of cash collateral received from borrowers for the securities loaned to them ("Income from securities lending, net") is reflected in the Statement of Operations.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the year ended July 31, 2021, the cost of purchases and the proceeds from the sale or maturity of securities, other than short-term investments, were $1,403,040,546 and $1,456,168,933, respectively.

There were no purchases, sales, or maturities of long-term U.S. Government securities for the year ended July 31, 2021.

Akre Focus Fund

NOTES TO FINANCIAL STATEMENTS July 31, 2021 (Continued)

NOTE 6 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended July 31, 2021 and 2020, for the Fund was as follows:

	July 31, 2021	July 31, 2020
Distributions paid from:
Long-term capital gain[1]	$—	$354,648,056

[1]	Designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3).

As of July 31, 2021, the components of distributable (accumulated) earnings (losses) on a tax basis were as follows2:

Cost of investments	$6,309,207,789
Gross tax unrealized appreciation	11,109,334,844
Gross tax unrealized depreciation	(1,849,659)
Net tax unrealized appreciation (depreciation)	11,107,485,185
Undistributed ordinary income	—
Undistributed long-term capital gains	634,712,269
Total distributable earnings	634,712,269
Other distributable (accumulated) earnings (losses)	—
Total distributable (accumulated) earnings (losses)	$11,742,197,454

[2]	The difference between book basis and tax basis unrealized appreciation was attributable to wash sales.

NOTE 7 – CREDIT FACILITY

U.S. Bank N.A. has made available to the Fund a credit facility pursuant to a separate Loan and Security Agreement for temporary or extraordinary purposes. Credit facility activity for the year ended July 31, 2021, was as follows:

Maximum available credit	$400,000,000
Largest amount outstanding on an individual day	—
Average daily loan outstanding when in use	—
Credit facility outstanding as of July 31, 2021	—
Average interest rate when in use	—

Interest expense for the year ended July 31, 2021, is disclosed in the Statement of Operations, if applicable.

Akre Focus Fund

NOTES TO FINANCIAL STATEMENTS July 31, 2021 (Continued)

NOTE 8 – (COVID-19) PANDEMIC

The global outbreak of COVID-19 (commonly referred to as "coronavirus") has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. Please refer to the Fund’s prospectus for information regarding the Fund’s principal risks.

Akre Focus Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Akre Focus Fund and
The Board of Trustees of Professionally Managed Portfolios

Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Akre Focus Fund (the "Fund"), a series of Professionally Managed Portfolios, including the schedule of investments, as of July 31, 2021, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 1995.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not  for the purpose  of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2021 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
September 24, 2021

Akre Focus Fund

EXPENSE EXAMPLES For the Six Months Ended July 31, 2021 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment advisory fees, distribution and/or service fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2021 – July 31, 2021).

Actual Expenses

The "Actual" lines of the following table provide information about actual account values based on actual returns and actual expenses. Although the Fund charges no sales loads, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by Fund Services, the Fund’s transfer agent.  If you request that a redemption be made by wire transfer, a $15.00 fee is currently charged by Fund Services.  You will be charged a redemption fee equal to 1% of the net amount of the redemption if you redeem your shares less than 30 days after you purchase them.  An Individual Retirement Account will be charged an annual maintenance fee.  To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying funds may vary.  These expenses are not included in the following examples.  The following examples include, but are not limited to, investment advisory fees, shareholder servicing fees, distribution fees, fund accounting fees, fund administration fees, custody fees, and transfer agent fees.  However, the following examples do not include portfolio trading commissions and related expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the actual line under the heading titled, "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The "Hypothetical" lines of the following table provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to

Akre Focus Fund

EXPENSE EXAMPLES For the Six Months Ended July 31, 2021 (Unaudited) (Continued)

compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption fees. Therefore, each hypothetical line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	2/1/2021	7/31/2021	2/1/2021 – 7/31/2021[1]
Retail Class Actual	$1,000.00	$1,259.90	$7.28
Hypothetical (5% return
before expenses)	1,000.00	1,018.35	6.51
Institutional Class Actual	1,000.00	1,261.50	5.83
Hypothetical (5% return
before expenses)	1,000.00	1,019.64	5.21
Supra Institutional	1,000.00	1,262.00	5.38
Class Actual
Hypothetical (5% return
before expenses)	1,000.00	1,020.03	4.81

[1]
For the Fund’s Retail, Institutional, and Supra Institutional Class shares, expenses are equal to the annualized expense ratio for the most recent six-month period of 1.30%, 1.04%, and 0.96%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Akre Focus Fund

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

The Fund has adopted a liquidity risk management program (the "program"). The Board has designated the Advisor to serve as the administrator of the program. Personnel of the Advisor conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Advisor.

Under the program, the Advisor manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. The Advisor’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by the Advisor regarding the operation and effectiveness of the program for the period January 1, 2020 through December 31, 2020. No significant liquidity events impacting the Fund were noted in the report. In addition, the Advisor provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

Akre Focus Fund

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited)

The Board is responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Fund.  The Board, in turn, elects the officers of the Trust, who are responsible for the day-to-day operations of the Trust and its separate series.  The current Trustees and executive officers of the Trust, their year of birth, positions with the Trust, terms of office with the Trust and length of time served, their principal occupations during the past five years, and other directorships are set forth in the table below.

Number of
Portfolios
		Term of	Principal	in Fund	Other
Name,	Position	Office[2] and	Occupation	Complex[3]	Directorships
Address	with the	Length of	During	Overseen	Held During
and Age	Trust[1]	Time Served	Past Five Years	by Trustees	Past Five Years

Independent Trustees of the Trust[1]

Kathleen T. Barr	Trustee	Indefinite	Retired; Chair of the	1	Independent
(born 1955)		Term; Since	Governing Council,		Director,
c/o U.S. Bank Global		November	Independent		Muzinich BDC,
Fund Services		2018.	Directors Council		Inc. (2019
2020 E. Financial Way			(since 2020);		to present);
Suite 100			formerly, President,		Independent
Glendora, CA 91741			owner of a registered		Trustee for the
			investment adviser,		William Blair
			Productive Capital		Funds (2013
			Management, Inc.		to present)
			(2010 to 2013);		(21 series).
formerly, Chief
Administrative
Officer, Senior
Vice President and
Senior Managing
Director of Allegiant
Asset Management
Company (merged
with PNC Capital
Advisors, LLC in
2009); formerly,
Chief Administrative
Officer, Chief
Compliance Officer
and Senior Vice
President of PNC
Funds and PNC
Advantage Funds
(f/k/a Allegiant
Funds) (registered
investment companies).

Akre Focus Fund

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Number of
Portfolios
		Term of	Principal	in Fund	Other
Name,	Position	Office[2] and	Occupation	Complex[3]	Directorships
Address	with the	Length of	During	Overseen	Held During
and Age	Trust[1]	Time Served	Past Five Years	by Trustees	Past Five Years

Wallace L. Cook	Trustee	Indefinite	Investment	1	Trustee,
(born 1939)		Term; Since	Consultant; formerly,		The Dana
c/o U.S. Bank Global		May 1991.	Chief Executive		Foundation.
Fund Services			Officer, Rockefeller
2020 E. Financial Way			Trust Co., (prior
Suite 100			thereto Senior Vice
Glendora, CA 91741			President), and
Managing Director,
Rockefeller & Co.
(Investment Manager
and Financial Advisor);
formerly, Senior Vice
President, Norton
Simon, Inc.
(international consumer
products conglomerate).

Eric W. Falkeis	Trustee	Indefinite	Chief Executive	1	Independent
(born 1973)		Term; Since	Officer, Tidal ETF		Director,
c/o U.S. Bank Global		September	Services LLC (2018		Muzinich BDC,
Fund Services		2011.	to present); formerly,		Inc. (2019
2020 E. Financial Way	Chair-	Indefinite	Chief Operating Officer,		to present);
Suite 100	person	Term; Since	Direxion Funds (2013		Interested
Glendora, CA 91741		August	to 2018); formerly,		Trustee, Tidal
		2019.	Senior Vice President		ETF Trust (2018
			and Chief Financial		to Present)
			Officer (and other		(26 series);
			positions), U.S. Bancorp		Former
			Fund Services, LLC		Interested
			(1997 to 2013).		Trustee,
Direxion Funds
(22 series),
Direxion Shares
ETF Trust
(112 series) and
Direxion
Insurance Trust
(2013 to 2018).

Akre Focus Fund

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Number of
Portfolios
		Term of	Principal	in Fund	Other
Name,	Position	Office[2] and	Occupation	Complex[3]	Directorships
Address	with the	Length of	During	Overseen	Held During
and Age	Trust[1]	Time Served	Past Five Years	by Trustees	Past Five Years

Carl A. Froebel	Trustee	Indefinite	Formerly, President	1	None.
(born 1938)		Term; Since	and Founder,
c/o U.S. Bank Global		May 1991.	National Investor
Fund Services			Data Services, Inc.
2020 E. Financial Way			(investment related
Suite 100			computer software).
Glendora, CA 91741

Steven J. Paggioli	Trustee	Indefinite	Consultant;	1	Independent
(born 1950)		Term; Since	formerly, Executive		Director,
c/o U.S. Bank Global		May 1991.	Vice President,		Muzinich BDC,
Fund Services			Investment Company		Inc. (2019
2020 E. Financial Way			Administration, LLC		to present);
Suite 100			(mutual fund		Independent
Glendora, CA 91741			administrator).		Trustee, AMG
Funds (1993
to present)
(49 series);
Advisory Board
Member,
Sustainable
Growth
Advisers, LP.

Akre Focus Fund

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Number of
Portfolios
		Term of	Principal	in Fund	Other
Name,	Position	Office[2] and	Occupation	Complex[3]	Directorships
Address	with the	Length of	During	Overseen	Held During
and Age	Trust[1]	Time Served	Past Five Years	by Trustees	Past Five Years

Ashi S. Parikh	Trustee	Indefinite	Investment	1	Board of
(born 1966)		Term; Since	professional; formerly,		Directors
c/o U.S. Bank Global		June 2020.	Chief Executive and		Member,
Fund Services			Chief Investment		Investment
2020 E. Financial Way			Officer and various		Working Group,
Suite 100			other positions,		The Ohio State
Glendora, CA 91741			RidgeWorth		University
			Investments, LLC		Endowments
			(global investment		and Foundation
			management firm)		(2016 to
			(2006 to 2017);		present); Board
			formerly, Chief		of Directors,
			Investment Officer		World
			Institutional Growth		Methodist
			Equities, Eagle Asset		Council,
			Management (financial		Investment
			advisor); formerly		Committee
			Sr. Managing Director,		(2018 to
			Growth Equities,		present);
			Banc One		Independent
			Investment Advisors		Trustee, PNC
			(financial advisor).		Funds (2018
to 2019)
(32 series);
Interested
Trustee,
RidgeWorth
Funds (2014
to 2017)
(35 series).

Akre Focus Fund

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Number of
Portfolios
		Term of	Principal	in Fund	Other
Name,	Position	Office[2] and	Occupation	Complex[3]	Directorships
Address	with the	Length of	During	Overseen	Held During
and Age	Trust[1]	Time Served	Past Five Years	by Trustees	Past Five Years

Officers of the Trust

Jason Hadler	President	Indefinite	Senior Vice	Not	Not
(born 1975)	&	Term; Since	President and	Applicable.	Applicable.
c/o U.S. Bank Global	Principal	September	Head of Fund
Fund Services	Executive	2021[4].	Services Fund
615 East Michigan St.	Officer		Administration
Milwaukee, WI 53202			Department,
U.S. Bank
Global Fund
Services since
December 2003.

Carl G. Gee, J.D.	Secretary	Indefinite	Assistant Vice	Not	Not
(born 1990)	& Vice	Term; Since	President, U.S.	Applicable.	Applicable.
c/o U.S. Bank Global	President	February	Bank Global
Fund Services		2021.	Fund Services
615 East Michigan St.			since August 2016;
Milwaukee, WI 53202			Summer Associate,
Husch Blackwell
LLP (2015);
Law Clerk, Brady
Corporation
(global printing
systems, labels
and safety
products company)
(2014-2015).

Aaron J. Perkovich	Vice	Indefinite	Vice President,	Not	Not
(born 1973)	President	Term; Since	U.S. Bank	Applicable.	Applicable.
c/o U.S. Bank Global		March	Global Fund
Fund Services		2017.	Services since
615 East Michigan St.	Treasurer	Indefinite	June 2006.
Milwaukee, WI 53202		Term; Since
August
2016.

Akre Focus Fund

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Number of
Portfolios
		Term of	Principal	in Fund	Other
Name,	Position	Office[2] and	Occupation	Complex[3]	Directorships
Address	with the	Length of	During	Overseen	Held During
and Age	Trust[1]	Time Served	Past Five Years	by Trustees	Past Five Years

Melissa Breitzman	Assistant	Indefinite	Assistant Vice	Not	Not
(born 1983)	Treasurer	Term; Since	President, U.S.	Applicable.	Applicable.
c/o U.S. Bank Global		August	Bank Global
Fund Services		2016.	Fund Services LLC
615 East Michigan St.			since June 2005.
Milwaukee, WI 53202

Craig Benton	Assistant	Indefinite	Assistant Vice	Not	Not
(born 1985)	Treasurer	Term; Since	President, U.S.	Applicable.	Applicable.
c/o U.S. Bank Global		August	Bank Global
Fund Services		2016.	Fund Services
615 East Michigan St.			since November
Milwaukee, WI 53202			2007.

Cory Akers	Assistant	Indefinite	Assistant Vice	Not	Not
(born 1978)	Treasurer	Term; Since	President, U.S.	Applicable.	Applicable.
c/o U.S. Bank Global		August	Bank Global
Fund Services		2017.	Fund Services
615 East Michigan St.			since October
Milwaukee, WI 53202			2006.

Donna Barrette	Chief	Indefinite	Senior Vice	Not	Not
(born 1966)	Compli-	Term; Since	President and	Applicable.	Applicable.
c/o U.S. Bank Global	ance	July	Compliance
Fund Services	Officer,	2011.	Officer, U.S. Bank
615 East Michigan St.	Anti-		Global Fund
Milwaukee, WI 53202	Money		Services since
	Laundering		August 2004.
Officer,
Vice
President

[1]	All Trustees of the Trust are not "interested persons" of the Trust as defined under the 1940 Act ("Independent Trustees").
[2]
Under the terms of the Board’s retirement policy, a Trustee shall retire at the end of the calendar year in which he or she reaches the age of 78 (or, in the case of a Trustee who was over the age of 78 at the time the retirement policy was adopted in 2019, December 31, 2021.)

[3]
The Trust is comprised of numerous series managed by unaffiliated investment advisors. The term "Fund Complex" applies only to the Fund. The Fund does not hold itself out as related to any other series within the Trust for purposes of investment and investor services, nor does it share the same investment advisor with any other series.

[4]
At a Board meeting held on August 17, 2021, the Board accepted the resignation of Elaine E. Richards as President and Principal Executive Officer of the Trust effective August 31, 2021. At that Board meeting, the Board appointed Jason Hadler to serve as President and Principal Executive Officer of the Trust effective September 1, 2021.

Akre Focus Fund

QUALIFIED DIVIDEND INCOME, DIVIDENDS RECEIVED DEDUCTION (Unaudited)

For the year ended July 31, 2021, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from the net investment income designated as the qualified dividend income was as follows:

Akre Focus Fund	0.00%

For corporate shareholders, the percentage of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended July 31, 2021, was as follows:

Akre Focus Fund	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the year ended July 31, 2021 was as follows:

Akre Focus Fund	0.00%

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (877) 862-9556. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (877) 862-9556. Furthermore, you can obtain this information on the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov. The Fund’s Form N-PORT may also be obtained by calling (877) 862-9556.

Akre Focus Fund

INFORMATION ABOUT THE FUND’S TRUSTEES (Unaudited)

The Statement of Additional Information ("SAI") includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling (877) 862-9556. Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Fund’s website at www.akrefund.com.

INFORMATION ABOUT HOUSEHOLDING (Unaudited)

Each year, you are automatically sent an updated prospectus as well as annual and semi-annual reports for the Fund, if applicable. In an effort to decrease costs, the Fund will reduce the number of duplicate prospectuses, proxy statements, and annual and semi-annual reports that you receive by sending only one copy of each to those addresses shown by two or more accounts. Please call the Fund’s transfer agent toll free at (877) 862-9556 to request individual copies of these documents. The Fund will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements. In addition, see the Important Notice on the cover page for changes to the distribution of the annual and semi-annual reports effective January 1, 2021.

Akre Focus Fund

PRIVACY NOTICE (Unaudited)

The Fund collects non-public personal information about you from the following sources:

•	Information we receive about you on applications or other forms,

•	Information you give us verbally, and/or

•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. All shareholder records will be disposed of in accordance with applicable law. We maintain physical, electronic, and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

 (This Page Intentionally Left Blank.)

Investment Advisor
AKRE CAPITAL MANAGEMENT, LLC
2 W. Marshall Street
Post Office Box 998
Middleburg, VA 20118-0998

Distributor
QUASAR DISTRIBUTORS, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI 53202

Custodian
U.S. BANK N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent, Fund Accountant, and Fund Administrator
U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, WI 53202

Independent Registered Public Accounting Firm
TAIT, WELLER & BAKER LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, PA 19102-2529

Legal Counsel
SULLIVAN & WORCESTER LLP
1633 Broadway, 32nd Floor
New York, NY 10019

Akre Focus Fund
	Ticker	CUSIP
Retail Class	AKREX	742935117
Institutional Class	AKRIX	742935125
Supra Institutional Class	AKRSX	74316P751

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Ms. Kathleen T Barr and Messrs. Wallace L. Cook, Carl A. Froebel, Eric W. Falkeis, Steven J. Paggioli, and Ashi S. Parikh are each an “audit committee financial expert” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “Other services” provided by the principal accountant.  The following tables detail the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 7/31/2021	FYE 7/31/2020
Audit Fees	$22,850	$22,400
Audit-Related Fees	N/A	N/A
Tax Fees	$2,700	$2,700
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentages of fees billed by Tait, Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 7/31/2021	FYE 7/31/2020
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment advisor (and any other controlling entity, etc.—not sub-advisor) for the last two years.  The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment advisor is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 7/31/2021	FYE 7/31/2020
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1     of this Form.
(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has adopted a nominating committee charter that contains the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.  There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees for the period.

Item 11. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)  /s/ Jason Hadler
Jason Hadler, President/Principal Executive Officer

Date    October 6, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Jason Hadler
Jason Hadler, President/Principal Executive Officer

Date    October 6, 2021

By (Signature and Title)  /s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date    October 6, 2021

* Print the name and title of each signing officer under his or her signature.